Consolidated Statements of Financial Position - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and deposits in banks		$ 964,030	$ 1,487,137
Cash in the process of collection		157,017	145,769
Trading portfolio financial assets		415,061	632,557
Investments under agreements to resell		28,524	170,242
Derivative financial instruments		1,248,775	1,102,769
Loans and receivables from banks, net		70,077	150,568
Loans and receivables from customers, net		19,764,078	20,444,648
Financial investments available-for-sale		2,663,478	2,074,077
Held to maturity investments		202,030	226,433
Intangible assets	[1]	1,562,654	1,614,475
Property, plant and equipment, net		130,579	121,043
Current income taxes		238,452	164,296
Deferred income taxes		140,685	110,765
Other assets		429,025	427,394
Non-current assets held for sale		18,308	37,164
TOTAL ASSETS		28,032,773	28,909,337
LIABILITIES
Current accounts and demand deposits		4,141,667	4,453,191
Transaction in the course of payment		109,496	67,413
Obligations under repurchase agreements		420,920	373,879
Time deposits and saving accounts		10,065,243	11,581,710
Derivative financial instruments		1,095,154	907,334
Borrowings from financial institutions		2,196,130	2,179,870
Debt issued		5,950,038	5,460,253
Other financial obligations		17,066	25,563
Current income tax provision		624	1,886
Deferred income taxes		26,354	57,636
Provisions		117,889	100,048
Other liabilities		463,435	269,810
Liabilities directly associated with non-current assets held for sale			7,032
TOTAL LIABILITIES		24,604,016	25,485,625
Attributable to equity holders of the Bank:
Capital		1,862,826	1,862,826
Reserves		1,290,131	1,294,108
Accumulated other comprehensive income		(4,735)	15,552
Retained earnings:		63,255	12,257
Retained earnings from prior periods		12,668	(1,121)
Net income for the period		67,821	14,407
Less: Accrual for mandatory dividends		(17,234)	(1,029)
Equity attributable to equity holders of the bank		3,211,477	3,184,743
Non-controlling interest		217,280	238,969
TOTAL EQUITY		3,428,757	3,423,712
TOTAL LIABILITIES AND EQUITY		$ 28,032,773	$ 28,909,337

[1]	This includes goodwill generated in business combinations between Banco Itau Chile and Corpbanca totaling MCh$1,126,663(18) as of December 31, 2017 (MCh$1,145,308 in 2016).